Earnings Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group		¥ 305,955	¥ 718,645	¥ 1,228,160
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley		(2,861)	(3,745)	(3,826)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 303,094	¥ 714,900	¥ 1,224,334
Shares (Denominator):
Weighted average common shares outstanding		12,912,790	13,058,698	13,291,842
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan	[1]	166	484	1,650
Weighted average common shares for diluted computation		12,912,956	13,059,182	13,293,492
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 23.69	¥ 55.03	¥ 92.40
Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	[1]	¥ 23.47	¥ 54.74	¥ 92.10

[1]	For the fiscal years ended March 31, 2019 and 2020, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.